CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net cash provided by (used in) continuing operating activities		$ 2,139	$ 1,917	$ 1,588
Discontinued operations	[1]	(15)	869	557
Net cash provided by (used in) operating activities		2,124	2,786	2,145
Investing activities:
Additions to property, plant and mine development		(866)	(1,133)	(1,311)
Purchases of investments		(130)	(15)	(17)
Proceeds from sales of investments		35	195	29
Acquisitions, net				(823)
Proceeds from sales of other assets		5	9	203
Proceeds from sale of Batu Hijau			920
Other		10	(4)	(32)
Net cash provided by (used in) investing activities of continuing operations		(946)	(28)	(1,951)
Net cash provided by (used in) investing activities of discontinued operations			(46)	(90)
Net cash provided by (used in) investing activities		(946)	(74)	(2,041)
Financing activities:
Repayment of debt		(384)	(1,312)	(229)
Distributions to noncontrolling interests		(178)	(3)
Dividends paid to common stockholders		(134)	(67)	(52)
Funding from noncontrolling interests		94	66	109
Payments for withholding of employee taxes related to stock-based compensation		(13)	(6)
Dividends paid to noncontrolling interests			(146)	(3)
Acquisition of noncontrolling interests		(48)	(19)	(8)
Proceeds from stock issuance, net				675
Proceeds from sale of noncontrolling interests				37
Other		(5)	1	(2)
Net cash provided by (used in) financing activities of continuing operations		(668)	(1,486)	527
Net cash provided by (used in) financing activities of discontinued operations			(331)	(225)
Net cash provided by (used in) financing activities		(668)	(1,817)	302
Effect of exchange rate changes on cash, cash equivalents and restricted cash		6	2	(24)
Net change in cash and cash equivalents		516	897	382
Less net cash provided by (used in) Batu Hijau discontinued operations			503	254
Net change in cash and cash equivalents excluding cash and cash equivalents related to Batu Hijau discontinued operations		516	394	128
Cash and cash equivalents at beginning of period		2,782	2,388	2,260
Cash and cash equivalents at end of period		3,298	2,782	2,388
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents					$ 3,259	$ 2,756
Total cash, cash equivalents and restricted cash		2,782	2,388	2,260	3,298	2,782	$ 2,388
Cash And Cash Equivalents
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents					3,259	2,756	2,363
Other current assets
Reconciliation of cash, cash equivalents and restricted cash:
Restricted cash					1	1
Other noncurrent assets
Reconciliation of cash, cash equivalents and restricted cash:
Restricted cash					38	25	25
Eliminations
Operating activities:
Net cash provided by (used in) continuing operating activities			(1,782)
Net cash provided by (used in) operating activities			(1,782)
Financing activities:
Dividends paid to common stockholders			1,782
Net cash provided by (used in) financing activities of continuing operations			1,782
Net cash provided by (used in) financing activities			1,782
Newmont Mining Corporation | Reportable Legal Entities
Operating activities:
Net cash provided by (used in) continuing operating activities		(325)	2,240	7
Net cash provided by (used in) operating activities		(325)	2,240	7
Investing activities:
Purchases of investments		(114)
Acquisitions, net				(821)
Proceeds from sales of other assets				102
Net cash provided by (used in) investing activities of continuing operations		(114)		(719)
Net cash provided by (used in) investing activities		(114)		(719)
Financing activities:
Repayment of debt		(379)	(1,307)	(200)
Dividends paid to common stockholders		(134)	(67)	(52)
Proceeds from stock issuance, net				675
Net intercompany borrowings (repayments)		955	(866)	291
Other		(3)		(2)
Net cash provided by (used in) financing activities of continuing operations		439	(2,240)	712
Net cash provided by (used in) financing activities		439	(2,240)	712
Newmont USA | Reportable Legal Entities
Operating activities:
Net cash provided by (used in) continuing operating activities		(207)	1,342	422
Net cash provided by (used in) operating activities		(207)	1,342	422
Investing activities:
Additions to property, plant and mine development		(253)	(261)	(326)
Proceeds from sales of investments			8	25
Proceeds from sales of other assets				18
Other		2
Net cash provided by (used in) investing activities of continuing operations		(251)	(253)	(283)
Net cash provided by (used in) investing activities		(251)	(253)	(283)
Financing activities:
Repayment of debt		(3)	(3)	(2)
Dividends paid to common stockholders			(1,512)
Payments for withholding of employee taxes related to stock-based compensation		(13)	(6)
Proceeds from sale of noncontrolling interests				3
Net intercompany borrowings (repayments)		473	(748)	(57)
Other				1
Net cash provided by (used in) financing activities of continuing operations		457	(2,269)	(55)
Net cash provided by (used in) financing activities		457	(2,269)	(55)
Net change in cash and cash equivalents		(1)	(1,180)	84
Net change in cash and cash equivalents excluding cash and cash equivalents related to Batu Hijau discontinued operations		(1)	(1,180)	84
Cash and cash equivalents at beginning of period		1	1,181	1,097
Cash and cash equivalents at end of period			1	1,181
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents						1
Total cash, cash equivalents and restricted cash		1	1,181	1,097		1	1,181
Newmont USA | Reportable Legal Entities | Cash And Cash Equivalents
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents						1	1,181
Other Subsidiaries | Reportable Legal Entities
Operating activities:
Net cash provided by (used in) continuing operating activities		2,671	117	1,159
Discontinued operations		(15)	869	557
Net cash provided by (used in) operating activities		2,656	986	1,716
Investing activities:
Additions to property, plant and mine development		(613)	(872)	(985)
Purchases of investments		(16)	(15)	(17)
Proceeds from sales of investments		35	187	4
Acquisitions, net				(2)
Proceeds from sales of other assets		5	9	83
Proceeds from sale of Batu Hijau			920
Other		8	(4)	(32)
Net cash provided by (used in) investing activities of continuing operations		(581)	225	(949)
Net cash provided by (used in) investing activities of discontinued operations			(46)	(90)
Net cash provided by (used in) investing activities		(581)	179	(1,039)
Financing activities:
Repayment of debt		(2)	(2)	(27)
Distributions to noncontrolling interests		(178)	(3)
Dividends paid to common stockholders			(270)
Funding from noncontrolling interests		94	66	109
Dividends paid to noncontrolling interests			(146)	(3)
Acquisition of noncontrolling interests		(48)	(19)	(8)
Proceeds from sale of noncontrolling interests				34
Net intercompany borrowings (repayments)		(1,428)	1,614	(234)
Other		(2)	1	(1)
Net cash provided by (used in) financing activities of continuing operations		(1,564)	1,241	(130)
Net cash provided by (used in) financing activities of discontinued operations			(331)	(225)
Net cash provided by (used in) financing activities		(1,564)	910	(355)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		6	2	(24)
Net change in cash and cash equivalents		517	2,077	298
Less net cash provided by (used in) Batu Hijau discontinued operations			503	254
Net change in cash and cash equivalents excluding cash and cash equivalents related to Batu Hijau discontinued operations		517	1,574	44
Cash and cash equivalents at beginning of period		2,781	1,207	1,163
Cash and cash equivalents at end of period		3,298	2,781	1,207
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents					3,259	2,755
Total cash, cash equivalents and restricted cash		$ 2,781	$ 1,207	$ 1,163	3,298	2,781	1,207
Other Subsidiaries | Reportable Legal Entities | Cash And Cash Equivalents
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents					3,259	2,755	1,182
Other Subsidiaries | Reportable Legal Entities | Other current assets
Reconciliation of cash, cash equivalents and restricted cash:
Restricted cash					1	1
Other Subsidiaries | Reportable Legal Entities | Other noncurrent assets
Reconciliation of cash, cash equivalents and restricted cash:
Restricted cash					$ 38	$ 25	$ 25

[1]	Net cash provided by operating activities of discontinued operations includes $(3) related to closing costs for the sale of Batu Hijau that were paid in 2017, $-, $880 and $569 related to the operating activities of Batu Hijau in 2017, 2016 and 2015, respectively, and $(12), $(11) and $(12) for 2017, 2016 and 2015, respectively, related to the Holt royalty obligation, all of which were paid out of Cash and cash equivalents. For additional information regarding our discontinued operations, including cash flows from Batu Hijau, see Note 4.